Investments in associates and joint ventures (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Assets	$ 60,146	$ 57,100
Liabilities	(38,738)	(36,411)
BCE’s share of net assets	698	798
Revenues	23,964	23,468
Net earnings (losses)	3,253	2,973
Joint ventures | Associates
Disclosure of associates [line items]
Assets	4,045	3,819
Liabilities	(2,689)	(2,253)
Total net assets	1,356	1,566
Revenues	2,398	2,128
Expenses	(2,545)	(2,191)
Net earnings (losses)	(147)	(63)
BCE’s share of net losses	$ (72)	$ (35)